NON-CONTROLLING INTEREST (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of subsidiaries [line items]
Equity	$ 41,883		$ 29,341		$ 30,181
Income	12,448		2,365		3,263
Other comprehensive income
Available for sale investments	470		1,054		(132)
Deferred tax	(134)		(251)		30
Total other comprehensive income	336		803		(102)
Comprehensive income	$ 12,784		$ 3,168		$ 3,161
Santander Agente de Valores Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	0.97%		0.97%		0.97%
Equity	$ 389		$ 492		$ 652
Income	132		116		98
Other comprehensive income
Available for sale investments					(4)
Deferred tax					1
Total other comprehensive income					(3)
Comprehensive income	$ 132		$ 116		$ 95
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Non-controlling	0.36%		0.36%		0.36%
Equity	$ 1		$ 2		$ 2
Income
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	49.00%		49.41%	[1]	49.41%
Equity	$ 21,000		$ 19,966	[1]	$ 21,765
Income	702		1,130	[1]	816
Other comprehensive income
Available for sale investments	470		1,054	[1]	(128)
Deferred tax	(134)		(251)	[1]	29
Total other comprehensive income	336		803	[1]	(99)
Comprehensive income	$ 1,038		$ 1,933	[1]	$ 717
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	0.25%		0.25%		0.25%
Equity	$ 167		$ 164		$ 156
Income	4		7		(5)
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income	4		7		(5)
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Equity	21,557		20,624		22,575
Income	838		1,253		909
Other comprehensive income
Available for sale investments	470		1,054		(132)
Deferred tax	(134)		(251)		30
Total other comprehensive income	336		803		(102)
Comprehensive income	$ 1,174		$ 2,056		$ 807
Bansa Santander S.A. [Member]
Disclosure of subsidiaries [line items]
Non-controlling	100.00%	[2]	100.00%		100.00%
Equity	$ 17,401	[2]	$ 6,533		$ 6,004
Income	10,869	[2]	529		334
Other comprehensive income
Available for sale investments		[2]
Deferred tax		[2]
Total other comprehensive income		[2]
Comprehensive income	$ 10,869	[2]	$ 529		$ 334
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	100.00%		100.00%		100.00%	[3]
Equity	$ 2,925		$ 2,184		$ 1,602	[3]
Income	741		583		564	[3]
Other comprehensive income
Available for sale investments						[3]
Deferred tax						[3]
Total other comprehensive income						[3]
Comprehensive income	$ 741		$ 583		$ 564	[3]
Multinegocios S.A. [Member]
Disclosure of subsidiaries [line items]
Non-controlling					100.00%
Equity
Income					310
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income					$ 310
Servicios Administrativos y Financieros Limitada. [Member]
Disclosure of subsidiaries [line items]
Non-controlling					100.00%
Equity
Income					550
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income					$ 550
Multiservicios de Negocios Limitada. [Member]
Disclosure of subsidiaries [line items]
Non-controlling					100.00%
Equity
Income					596
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income					596
Total Entities Controlled Through Other Considerations [Member]
Disclosure of subsidiaries [line items]
Equity	20,326		8,717		7,606
Income	11,610		1,112		2,354
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income	$ 11,610		$ 1,112		$ 2,354
Servicios de Cobranzas Fiscalex Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling
Equity
Income
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income

[1]	Ex Santander S.A. Corredores de Bolsa, See Note 1.
[2]	In September 2017, Bansa Santander S.A. celebrated a legal cession of rights,which generated an income of Ch$20,663 million before tax (Ch$15,197 million net of taxes)
[3]	As of June 30, 2015, these entities have finished sales services to the Bank and therefore they have been excluded from the consolidation perimeter.